Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Non-Cancellable Operating Leases

As of December 31, 2014, the Group has future minimum lease payments under non-cancellable operating leases, with initial terms in excess of one year, for office premises consisting of the following:

	RMB	US$
2015	39,493	6,365
2016	34,785	5,606
2017	1,437	232
2018	1,317	212
2019	—	—

	77,032	12,415